Segment information - Summary of Additional Information by Geographies (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) company	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of geographical areas [line items]
Number of geographical areas included in cash generating units | company	3
Turnover	€ 60,073	€ 52,444	€ 50,724
Asia Pacific Africa
Disclosure of geographical areas [line items]
Turnover	27,504	24,264	23,440
The Americas
Disclosure of geographical areas [line items]
Turnover	20,905	16,844	16,080
North America
Disclosure of geographical areas [line items]
Turnover	13,000	10,627	10,117
Latin America
Disclosure of geographical areas [line items]
Turnover	7,905	6,217	5,963
Europe
Disclosure of geographical areas [line items]
Turnover	€ 11,664	€ 11,336	€ 11,204